Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 259,982,800.00
Previously Paid Amount	0.00
Total Fee Amount	35,903.62
Total Offset Amount	0.00
Net Fee	35,903.62
Narrative - Max Aggregate Offering Price	$ 259,982,800.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true